First Trust/Confluence Small Cap Value Fund
Portfolio of Investments
January 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 92.4%
	Air Freight & Logistics – 3.2%
12,422	Forward Air Corp.	$1,320,459
	Automobiles – 3.5%
22,109	Winnebago Industries, Inc.	1,426,473
	Banks – 6.6%
29,918	Bank of Marin Bancorp.	1,115,642
40,072	Veritex Holdings, Inc.	1,608,891
		2,724,533
	Capital Markets – 3.9%
5,506	Morningstar, Inc.	1,582,479
	Commercial Services & Supplies – 2.4%
54,292	Healthcare Services Group, Inc.	987,571
	Diversified Consumer Services – 3.9%
44,379	Frontdoor, Inc. (a)	1,610,958
	Diversified Financial Services – 3.5%
48,376	Cannae Holdings, Inc. (a)	1,444,991
	Electrical Equipment – 7.2%
45,757	Allied Motion Technologies, Inc.	1,640,388
77,011	Thermon Group Holdings, Inc. (a)	1,320,739
		2,961,127
	Electronic Equipment, Instruments & Components – 2.7%
20,345	FARO Technologies, Inc. (a)	1,104,937
	Energy Equipment & Services – 3.9%
59,507	Core Laboratories N.V.	1,587,052
	Food Products – 3.5%
9,458	J&J Snack Foods Corp.	1,434,684
	Gas Utilities – 3.2%
28,090	Northwest Natural Holding Co.	1,329,780
	Health Care Equipment & Supplies – 1.7%
30,319	Natus Medical, Inc. (a)	698,550
	Hotels, Restaurants & Leisure – 1.1%
8,459	Nathan’s Famous, Inc.	455,771
	Insurance – 7.2%
27,440	Brown & Brown, Inc.	1,818,723
37,401	BRP Group, Inc., Class A (a)	1,141,479
		2,960,202
Shares	Description	Value

	IT Services – 4.1%
43,680	I3 Verticals, Inc., Class A (a)	$1,010,755
6,495	Perficient, Inc. (a)	680,806
		1,691,561
	Leisure Products – 2.0%
50,705	American Outdoor Brands, Inc. (a)	840,689
	Machinery – 8.9%
8,181	John Bean Technologies Corp.	1,104,435
5,630	Kadant, Inc.	1,176,557
7,701	RBC Bearings, Inc. (a)	1,389,800
		3,670,792
	Paper & Forest Products – 2.8%
24,710	Neenah, Inc.	1,139,131
	Personal Products – 3.4%
30,800	Edgewell Personal Care Co.	1,410,640
	Real Estate Management & Development – 3.7%
51,572	RE/MAX Holdings, Inc., Class A	1,534,783
	Road & Rail – 4.0%
97,970	Marten Transport Ltd.	1,635,119
	Textiles, Apparel & Luxury Goods – 2.4%
27,002	Movado Group, Inc.	1,000,964
	Water Utilities – 3.6%
21,513	SJW Group	1,481,385
	Total Common Stocks	38,034,631
	(Cost $31,444,162)
REAL ESTATE INVESTMENT TRUSTS – 7.3%
	Equity Real Estate Investment Trusts – 7.3%
61,208	Gladstone Commercial Corp.	1,419,414
43,088	Rayonier, Inc.	1,574,435
	Total Real Estate Investment Trusts	2,993,849
	(Cost $2,201,708)
	Total Investments – 99.7%	41,028,480
	(Cost $33,645,870)
	Net Other Assets and Liabilities – 0.3%	141,954
	Net Assets – 100.0%	$41,170,434

(a)	Non-income producing security.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments (Continued)
January 31, 2022 (Unaudited)
provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2022 is as follows:
	Total Value at 1/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 38,034,631	$ 38,034,631	$ —	$ —
Real Estate Investment Trusts*	2,993,849	2,993,849	—	—
Total Investments	$ 41,028,480	$ 41,028,480	$—	$—

*	See Portfolio of Investments for industry breakout.